Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
18.1Accounting policies
18.1.1Finite useful life
Intangible assets acquired are measured at cost at the time of their initial recognition. After initial recognition, intangible assets with finite useful lives, generally software, are stated at cost, less accumulated amortization and accumulated impairment losses, where applicable. Intangible assets generated internally, excluding development costs, are not capitalized and the expense is reflected in the statements of operations for the year when it was incurred.
18.1.2Indefinite useful life
18.1.2.1Goodwill
This category records the values corresponding to the goodwill arising from the business combinations of IntelAzul and Conecta. The goodwill value is tested annually by comparing the carrying value of the CGU with the value in use. Management makes judgments and establishes assumptions to assess the impact of macroeconomic and operational changes, to estimate future cash flows and measure the recoverable value of assets.
18.1.2.2Rights of operations in airports (slots)
In the business combination of IntelAzul and Conecta, slots were acquired that were recognized at their fair values on the acquisition date and are not amortized. The estimated useful life of these rights was considered indefinite due to several factors and considerations, including applications and authorizations for permission to operate in Brazil and limited availability of operating rights at the most important airports in terms of air traffic volume. The value of slots is tested annually by comparing the book value with the value in use.
18.2Breakdown of intangible assets

Description	Weighted average rate (p.a.)	December 31, 2023	Acquisitions	Write-offs	Transfers (a)	December 31, 2024

Cost
Goodwill		901,417	—	—	—	901,417
Slots		126,547	—	—	—	126,547
Software		776,311	300,595	(178,404)	(37)	898,465
		1,804,275	300,595	(178,404)	(37)	1,926,429
Amortization
Software	28%	(341,028)	(201,431)	175,643	—	(366,816)
		(341,028)	(201,431)	175,643	—	(366,816)

Total intangible assets, net		1,463,247	99,164	(2,761)	(37)	1,559,613

(a)The transfer balances are between the group “Property and equipment”.

Description	Weighted average rate (p.a.)	December 31, 2022	Acquisitions	Write-offs	Transfer (a)	December 31, 2023

Cost
Goodwill		901,417	—	—	—	901,417
Slots		126,547	—	—	—	126,547
Software		946,516	251,683	(422,080)	192	776,311
		1,974,480	251,683	(422,080)	192	1,804,275

Amortization
Software	19%	(547,957)	(182,264)	389,193	—	(341,028)
		(547,957)	(182,264)	389,193	—	(341,028)

Total intangible assets, net		1,426,523	69,419	(32,887)	192	1,463,247

(a)The transfer balances are between the group “Property and equipment”, “Right-of-use assets” and “Intangible”.
18.3Impairment of intangible assets without a finite useful life
On December 31, 2024, the Company carried out annual recoverability tests of the book value, through the discounted cash flow of the cash generating unit.
The assumptions used in the impairment tests of goodwill and slots are consistent with the Company's operating plans and internal projections, prepared for a period of five years. After this period, a perpetuity rate of growth of operating projections is assumed. The discounted cash flow that determined the value in use of the cash-generating unit was prepared according to the Company’s business plan approved by the Board of Directors in December 2024.
The following assumptions were considered:
•Fleet and capacity: plan for operational fleet, utilization and capacity of aircraft in each route;
•Passenger revenue: historical revenue per seat per kilometer flown with growth in line with the Company's business plan;
•Operating costs: specific performance indicators by cost line, in line with the Company's business plan, as well as macroeconomic assumptions; and
•Investment needs: aligned with the Company’s business plan.
The macroeconomic assumptions commonly adopted include the Gross Domestic Product (“GDP”) and projections of the US dollar, both obtained from the Focus Report issued by the Central Bank of Brazil, in addition to future kerosene barrel prices and interest rates, obtained from specific Bloomberg disclosures.
The result of the goodwill and slots impairment test demonstrated that the estimated recoverable value is significantly greater than the carrying value allocated to the cash generating unit and, therefore, no adjustment to the recoverable value to be recorded during the year ended December 31, 2024, was identified. To calculate recoverable value, a pre-tax discount rate of 12.4% (11.4% as of December 31, 2023) and a growth rate in perpetuity of 4.8% (3.0% as of December 31, 2023).

	December 31,
Description	2024	2023

Carrying amount – Goodwill and slots	1,027,964	1,027,964